EMBEDDED DERIVATIVE ASSET (Tables)	12 Months Ended
Dec. 31, 2020
EMBEDDED DERIVATIVE ASSET
Schedule of embedded derivative asset

	December 31	December 31
	2020	2019

Embedded derivative asset – Beginning of period	$15,160	$9,671

Fair value adjustment	(21,728)	5,489
Amendment to Wheaton Silver Purchase Agreement	19,642	—

Embedded derivative asset – End of period	13,074	15,160